LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
LONG-TERM INVESTMENTS

NOTE 5:  LONG-TERM INVESTMENTS

Long-term investments consist of the following as of December 31, 2021 and 2020:

Details	2021	2020
Severance-pay funds	$11,942	$10,472
Long-term bank deposits	12,500	12,500
Investments in privately held companies	15,155	17,727
	$39,597	$40,699